Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,514,524.24

Principal:
Principal Collections	$18,132,222.45
Prepayments in Full	$11,063,800.57
Liquidation Proceeds	$670,599.69
Recoveries	$23,352.04
Sub Total	$29,889,974.75
Collections	$32,404,498.99

Purchase Amounts:
Purchase Amounts Related to Principal	$330,664.90
Purchase Amounts Related to Interest	$1,510.89
Sub Total	$332,175.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,736,674.78

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,736,674.78
Servicing Fee	$602,810.82	$602,810.82	$0.00	$0.00	$32,133,863.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,133,863.96
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,133,863.96
Interest - Class A-3 Notes	$219,141.54	$219,141.54	$0.00	$0.00	$31,914,722.42
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$31,626,249.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,626,249.92
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$31,548,615.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,548,615.92
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$31,490,703.92
Third Priority Principal Payment	$497,497.38	$497,497.38	$0.00	$0.00	$30,993,206.54
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$30,921,842.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,921,842.54
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$3,561,842.54
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,561,842.54
Residuel Released to Depositor	$0.00	$3,561,842.54	$0.00	$0.00	$0.00
Total		$32,736,674.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$497,497.38
Regular Principal Payment					$27,360,000.00
Total					$27,857,497.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,857,497.38	$71.10	$219,141.54	$0.56	$28,076,638.92	$71.66
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$27,857,497.38	$19.96	$714,524.04	$0.51	$28,572,021.42	$20.47

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$313,059,346.12	0.7990284	$285,201,848.74	0.7279271
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$665,239,346.12	0.4767101	$637,381,848.74	0.4567474

Pool Information
Weighted Average APR	4.208%	4.200%
Weighted Average Remaining Term	41.56	40.69
Number of Receivables Outstanding	40,714	39,872
Pool Balance	$723,372,980.59	$692,828,488.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$665,239,346.12	$637,381,848.74
Pool Factor	0.4854229	0.4649258

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$55,446,639.83
Targeted Overcollateralization Amount	$55,446,639.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,446,639.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		86	$347,185.67
(Recoveries)		74	$23,352.04
Net Losses for Current Collection Period			$323,833.63
Cumulative Net Losses Last Collection Period			$4,947,291.56
Cumulative Net Losses for all Collection Periods			$5,271,125.19

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.54%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.62%	575	$11,240,655.08
61-90 Days Delinquent	0.16%	53	$1,125,086.04
91-120 Days Delinquent	0.06%	18	$437,321.39
Over 120 Days Delinquent	0.12%	44	$854,653.53
Total Delinquent Receivables	1.97%	690	$13,657,716.04

Repossession Inventory:
Repossessed in the Current Collection Period		33	$739,063.92
Total Repossessed Inventory		50	$1,150,463.83

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4300%
Preceding Collection Period			0.7674%
Current Collection Period			0.5488%
Three Month Average			0.5821%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3939%
Preceding Collection Period			0.3463%
Current Collection Period			0.2884%
Three Month Average			0.3429%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer